Other Operating Income and Expense	12 Months Ended
Dec. 31, 2023
Other Operating Income and Expense
Other Operating Income and Expense

(14) Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2023, 2022 and 2021 included the following items:

(Dollars in thousands)
	2023	2022	2021
Visa debit card income	$4,717	4,901	5,045
Bank owned life insurance income	432	458	397
Other	3,054	2,390	2,197
	$8,203	7,749	7,639

Other non-interest expense for the years ended December 31, 2023, 2022 and 2021 included the following items:

(Dollars in thousands)
	2023	2022	2021
ATM expense	$565	629	619
Data processing	758	777	643
Deposit program expense	362	348	415
Dues and subscriptions	698	628	588
Internet banking expense	996	949	768
Office supplies	482	532	374
Telephone	664	691	730
Other	4,992	3,741	3,737
	$9,517	8,295	7,874